Stock appreciation rights ("SARs") (Details) - $ / shares					1 Months Ended
	Jan. 15, 2016	Mar. 06, 2015	Sep. 02, 2014	Mar. 12, 2014	Aug. 01, 2013
SARs Awarded (in shares)	205,519	37,797	5,595	22,118	1,078,125
Exercise price (in dollars per share)	$ 9.20	$ 10.25	$ 13.91	$ 13.66	$ 14.00
Vesting Period (in years)	3 years	3 years	3 years	3 years	5 years
Grant Price (in dollars per share)	$ 9.20	$ 10.25	$ 13.91	$ 13.66	$ 14.00
Dividend Yield (in hundredths)	6.63%	3.90%	2.88%	2.93%	2.87%
Risk-free rate of Return (in hundredths)	1.79%	1.90%	2.20%	2.06%	2.15%
Expected Volatility (in hundredths)	58.09%	61.38%	53.60%	56.31%	54.89%
Weighted Average Fair Value at grant date (in dollars per share)	$ 2.20	$ 2.98	$ 4.20	$ 4.17	$ 4.28
Maximum [Member]
Average Expected Exercise Life	5 years	5 years	5 years	5 years	6 years
Minimum [Member]
Average Expected Exercise Life	4 years	4 years 2 months 12 days	4 years 6 months	4 years 7 months 6 days	4 years 10 months 24 days